Principal Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Segment shares	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2019 $ / shares	Nov. 08, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Negative revenue amounts	¥ 0		¥ 0	¥ 2,353,000
Branding and marketing expenses	¥ 136,833,000		442,012,000	519,719,000
Minimum required percentage of annual after-tax profit, general reserve	10.00%	10.00%
Required reserve, percentage of respective registered capital	50.00%	50.00%
Dividends	¥ 0		0	0
Disclosure on geographic areas, long-lived assets	The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets.	The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets.
Number of operating segments | Segment	1	1
Number of reportable segments | Segment	1	1
Impairment of long lived assets	¥ 3,356,000	$ 527	21,390,000	6,857,000
Stock Repurchased During Period, Value			4,597,000	10,730,000
Stock Repurchase Program, Authorized Amount | $								$ 20,000
Working Capital	(647,068,000)
Net (loss)/income	59,907,000	9,400	(394,827,000)	(574,781,000)
Cash flows used in operating activities	(155,152,000)	$ (24,346)	(302,598,000)	(148,164,000)
Total shareholders' equity (deficit)	¥ (631,986,000)		¥ (712,563,000)	(324,805,000)		$ (99,171)			¥ 218,894,000
Stock repurchase program expiration date	Nov. 30, 2020	Nov. 30, 2020
Percentage Of Deferred Revenue Recognized	45.00%	45.00%	61.20%
Gain (Loss) on Disposition of Property Plant Equipment	¥ 0		¥ 0	0
Kids Liulishuo [Member]
Revenue, Remaining Performance Obligation, Amount	¥ 86,718,000
Ordinary Share [Member]
Number of shares repurchased | shares	781,011	781,011
Stock Repurchased During Period, Value	¥ 15,327,000	$ 2,196		10,730,000	$ 1,541
Leasehold Improvements Rental Office Space [Member] | General and Administrative Expenses [Member]
Impairment of long lived assets	¥ 3,356,000		¥ 21,390,000	¥ 6,857,000
Minimum [Member]
Time deposit maturity	3 months	3 months
Intangible assets useful life	2 years	2 years
Maximum [Member]
Time deposit maturity	1 year	1 year
Intangible assets useful life	5 years	5 years
Weighted Average [Member]
Share Price | $ / shares						$ 2.81	$ 2.61
China, Yuan Renminbi [Member]
Foreign currency translation exchange rate	6.3757		6.5249			6.3757
China, Yuan Renminbi [Member] | The City of New York [Member]
Foreign currency translation exchange rate	6.3726					6.3726